Fair Value Measurements (Schedule of fair value, assets and liabilities measured on recurring basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	$ 30,813	$ 18,816
Marketable securities (non-current assets)	87,115	73,576
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	30,813	18,816
Marketable securities (non-current assets)	87,115	73,576
Total Assets	117,928	92,392
Fair Value, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	1,016	6,988
Marketable securities (non-current assets)	6,911	6,981
Total Assets	7,927	13,969
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	29,797	11,828
Marketable securities (non-current assets)	80,204	66,595
Total Assets	110,001	78,423
Fair Value, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities (current assets)	0	0
Marketable securities (non-current assets)	0	0
Total Assets	$ 0	$ 0